Transactions with related parties - Key Management Personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Transactions with related parties
Short term benefits	$ 448,016	$ 89,402	$ 465,702	$ 593,729
Share based compensation			233,295	174,782
Total	$ 448,016	$ 89,402	$ 698,997	$ 768,511